                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06053

Morgan Stanley Insured Municipal Bond Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL BOND TRUST
PORTFOLIO OF INVESTMENTS July 31, 2005 (unaudited)

         PRINCIPAL
         AMOUNT IN                                                                       COUPON       MATURITY
         THOUSANDS                                                                        RATE          DATE                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                     TAX-EXEMPT MUNICIPAL BONDS  (140.9%)
                     General Obligation  (17.3%)
            $2,000   North Slope Borough, Alaska, Ser 2000 B (MBIA)                     0.00%       06/30/11           $1,603,300
             2,000   Mount San Antonio Community College District,
                        California, 2001 Ser B (MBIA)                                   5.00        08/01/28            2,113,560
             2,000   Hawaii, Ser 2001 (FGIC)                                           5.375        08/01/18            2,187,360
             1,500   Chicago Park District, Illinois, Harbor Ser 2003 C (Ambac)         5.00        01/01/24            1,570,920
                     Illinois,
             1,400      Ser 2000 (MBIA)                                                 5.75        12/01/17            1,550,318
             1,300      Ser 2000 (MBIA)                                                 5.75        12/01/18            1,438,242
             1,000   Bucks County, Pennsylvania, Bristol Borough School
                        District Ser 2005 (FSA)                                         5.25        03/01/31            1,085,160
            ------                                                                                                      ---------
            11,200                                                                                                     11,548,860
            ------                                                                                                     ----------

                     Educational Facilities Revenue  (4.0%)
             1,000   Massachusetts Development Finance Agency, Boston University        5.00        10/01/39            1,049,810
                        Ser T-1 (Ambac)
             1,500   New Hampshire Health & Education Facilities Authority,
                        University of New Hampshire Ser 2001 (Ambac)                   5.125        07/01/33            1,575,105
             -----                                                                                                      ---------
             2,500                                                                                                      2,624,915
             -----                                                                                                      ---------

                     Electric Revenue  (8.4%)
             1,400   Alaska Industrial Development & Export Authority,
                        Snettisham Hydroelectric 1st Ser (AMT) (Ambac)                  5.00        01/01/27            1,435,966
             1,000   Long Island Power Authority, New York, Ser 2004 A (Ambac)          5.00        09/01/34            1,053,320
             1,000   South Carolina Public Service Authority, 1997 Refg Ser A
                       (MBIA)                                                           5.00        01/01/29            1,041,340
             1,000   Lower Colorado River Authority, Texas, Ser 2004 (FGIC)             5.00        05/15/25            1,041,960
             1,000   Grant County Public Utility District # 2, Washington,
                        Wanapum Hydroelectric 2005 Ser A (FGIC)                         5.00        01/01/34            1,049,380
             -----                                                                                                      ---------
             5,400                                                                                                      5,621,966
             -----                                                                                                      ---------

                     Hospital Revenue  (14.3%)
             2,000   Mesa Industrial Development Authority, Arizona, Discovery
                       Health Ser 1999 A (MBIA)                                        5.875        01/01/16            2,232,360
             1,000   Illinois Finance Authority, Swedish American Hospital
                        Ser 2004 (Ambac)                                                5.00        11/15/31            1,043,750
             1,000   Minneapolis Health Care Systems, Minnesota, Fairview Health
                        2005 Ser D (Ambac)                                              5.00        11/15/30            1,058,520
             2,000   University of Missouri, Health Ser 1996 A (Ambac)                  5.50        11/01/16            2,095,900
             2,000   New York State Dormitory Authority, Memorial Sloan
                        Kettering 2003 Ser I (MBIA)                                     5.00        07/01/24            2,095,280
             1,000   University of North Carolina, Hospitals at Chapel Hill
                        Ser 1999 (Ambac)                                                5.00        02/15/24            1,053,280
             -----                                                                                                      ---------
             9,000                                                                                                      9,579,090
             -----                                                                                                      ---------

                     Industrial Development/Pollution Control Revenue  (3.1%)
             2,000   Golden State Tobacco Securitization Corp, California,
                        Enhanced Asset Backed Ser 2005 A (FGIC) (WI)                    5.00        06/01/38            2,098,960
             -----                                                                                                      ---------
                     Mortgage Revenue - Multi-Family  (4.1%)
             2,640   New York State Housing Finance Agency, 1996 Ser A Refg
                        (FSA)                                                           6.10        11/01/15            2,761,123
             -----                                                                                                      ---------
                     Mortgage Revenue - Single Family  (1.6%)
             1,090   New Jersey Housing Mortgage Finance Authority, Home Buyer
                        Ser 2000 CC (AMT) (MBIA)                                       5.875        10/01/31            1,095,679
             -----                                                                                                      ---------

                     Public Facilities Revenue  (9.7%)
             3,000   Broward County School Board, Florida, Ser 2001 A COPs (FSA)        5.00        07/01/26            3,138,180
             1,500   Jacksonville, Florida, Excise Tax Ser 2003 C (AMT) (MBIA)          5.25        10/01/19            1,622,460
             1,000   Miami-Dade County, Florida, SPL Obligation Income Sub
                        Ser 2005 A (MBIA)
             1,000   Passaic County, New Jersey, Improvement Lease Preakness            0.00#       10/01/30              689,110
                        Healthcare Center Ser 2005 (Ambac)                              5.00        05/01/35            1,056,050
             -----                                                                                                      ---------
             6,500                                                                                                      6,505,800
             -----                                                                                                      ---------
                     Recreational Facilities Revenue  (5.3%)
             1,250   College Park Business & Industrial Development Authority,
                        Georgia, Civic Center Ser 2000 (Ambac)                          5.75        09/01/26            1,400,975
             2,000   Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)                  5.25        12/01/32            2,147,640
             -----                                                                                                      ---------
             3,250                                                                                                      3,548,615
             -----                                                                                                      ---------

                     Tax Allocation Revenue  (3.2%)
             1,000   Long Beach Bond Finance Authority, California, Downtown
                        North Long  Beach Poly High and West Beach 2002 Ser A
                       (Ambac)                                                         5.375        08/01/18            1,101,560
             1,000   San Diego Redevelopment Agency, California, Centre City
                        Ser 2004 A  (XLCA)                                              5.00        09/01/23            1,047,950
             -----                                                                                                      ---------
             2,000                                                                                                      2,149,510
             -----                                                                                                      ---------

                     Transportation Facilities Revenue  (32.6%)
             2,000   Chicago, Illinois, O'Hare Int'l Airport Passenger Fee
                        Ser 2001 A (AMT)(Ambac)                                        5.375        01/01/32            2,102,740
             3,000   Illinois Toll Highway Authority, Priority Refg 1998
                        Ser A (FSA)                                                     5.50        01/01/15            3,401,940
             1,500   Wayne County, Michigan, Detroit Metropolitan Wayne County
                        Airport Refg Ser 2002 D (AMT) (FGIC)                            5.50        12/01/17            1,634,325
             1,000   Jackson, Mississippi, Municipall Airport Ser A (Ambac)             5.00        10/01/31            1,049,970
             2,000   Nevada Department of Business & Industry, Las Vegas
                        Monorail 1st Tier Ser 2000 (Ambac)                             5.375        01/01/40            2,120,360
             2,500   New Hampshire, Turnpike 1991 Refg Ser B & C (FGIC)               11.346++      11/01/17            2,829,950

                     Metropolitan Transportation Authority, New York,
             1,000      State Service Contract Ser 2002 A (MBIA)                        5.50        01/01/20            1,108,360
             2,000      State Service Contract Ser 2002 B (MBIA)                        5.50        07/01/20            2,216,720
             1,000   Port Authority of New York & New Jersey, Cons 121
                        Ser (MBIA) # #                                                 5.125        10/15/30            1,049,550
             2,000   Southeastern Pennsylvania Transportation Authority,
                        Ser A 1999 (FGIC)                                               5.25        03/01/18            2,142,020
             2,000   Dallas-Forth Worth International Airport, Texas, Refg &
                        Impr Ser 2001 A (AMT)(FGIC)                                     5.50        11/01/31            2,124,080
             -----                                                                                                      ---------
            20,000                                                                                                     21,780,015
            ------                                                                                                     ----------

                     Water & Sewer Revenue  (29.0%)
             1,000   Los Angeles Department of Water & Power, California,
                        Water 2004 Ser C (MBIA)                                         5.00        07/01/25            1,058,600

             2,000   Miami Beach, Florida, Water & Sewer Ser 2000 (Ambac)               5.75        09/01/25            2,224,800
             2,000   Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)                  5.25        10/01/22            2,163,520
             1,200   Honolulu City and County,  Hawaii, Wastewater Jr Ser 1998
                        (FGIC)                                                          5.25        07/01/17            1,292,508
             1,000   Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1999
                        (Ambac)                                                         5.25        05/15/17            1,066,200
             2,000   Austin, Texas, Water & Wastewater Ser 2004 A (Ambac)               5.00        11/15/27            2,114,840
             3,000   Houston, Texas, Combined Utility First Lien Refg 2004
                        Ser A (FGIC)                                                    5.25        05/15/23            3,246,630
             4,000   Norfolk, Virginia, Water Ser 1995 (MBIA)                          5.875        11/01/20            4,109,080
             1,000   West Virginia State Water Development Authority,
                        Loan Program IV Ser A (FSA)                                     5.00        11/01/44            1,044,410
             1,000   Central Brown County Water Authority, Water System Revenue         5.00        12/01/35            1,054,030
                        (Ambac)
            ------                                                                                                     ----------
            18,200                                                                                                     19,374,618
            ------                                                                                                     ----------

                     Refunded (8.3%)
             2,000   Allegheny County Sanitary Authority, Pennsylvania, Sewer
                        Ser 2000 (MBIA)                                                 5.50        12/01/24+           2,218,540
             3,000   Puerto Rico Infrastructure Financing Authority, 2000
                        Ser A (ETM)                                                     5.50        10/01/32            3,307,290
             -----                                                                                                     ----------
             5,000                                                                                                      5,525,830
             -----                                                                                                     ----------
            88,780   TOTAL TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $88,039,486)                                         94,214,981
            ------                                                                                                     ----------

                     SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (5.6%)
             1,000   Missouri Health & Educational Facilities Authority, Cox
                        Health Ser 1997 (MBIA) (Demand 08/01/05)                        2.31*       06/01/15            1,000,000
             1,500   Geisinger Authority, Geisinger Health System Ser 2000
                        (Demand 08/01/05)                                               2.32*       11/15/32            1,500,000
               950   Roanoke Industrial Development Authority, Virginia,
                        Carilion Health System Ser 1997 A (Demand 08/01/05)             2.33*       07/01/27              950,000
               290   Virginia Housing Development Authority, 2001 Ser J (MBIA)          5.20        09/01/05+             292,323
               ---                                                                                                      ---------
             3,740   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $3,740,000)                                3,742,323
             -----                                                                                                      ---------

           $92,520   TOTAL INVESTMENTS (Cost $91,779,486)(a)                           146.5%                          97,957,304
           =======
                     LIABILITIES IN EXCESS OF OTHER ASSETS                              (1.5)                          (1,053,442)

                     PREFERRED SHARES OF BENEFICIAL INTEREST                           (45.0)                         (30,061,248)
                                                                                       -----                          -----------
                     NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                      100.0%                         $66,842,614
                                                                                       =====                          ===========

-------------------
Note:  The categories of investment are shown as a percentage of net assets applicable to common shareholders.

               AMT      Alternative Minimum Tax.
              COPs      Certificates of Participation.
               ETM      Escrowed to maturity.
                WI      Security purchased on a when-issued basis.
                 +      Prerefunded to call date shown.
                ++      Current coupon rate for inverse floating rate municipal
                        obligation. This rate resets periodically as the auction
                        rate on the related short-term security changes.
                        Position in inverse floating rate municipal obligation
                        has a total value of $2,829,950 which represents 4.2% of
                        net assets applicable to common shareholders.
                 #      Currently a zero coupon security; will convert to 5.00%
                        on October 1, 2013.
                ##      Joint exemption in locations shown.
                 *      Current coupon of variable rate demand obligation.

               (a)      The aggregate cost for federal income tax purposes
                        approximates the aggregate cost for book purposes. The
                        aggregate gross unrealized appreciation is $6,188,928
                        and the aggregate gross unrealized depreciation is
                        $11,110, resulting in net unrealized appreciation of
                        $6,177,818.

Bond Insurance:
---------------

        Ambac     Ambac Assurance Corporation.
        FGIC      Financial Guaranty Insurance Company.
        FSA       Financial Security Assurance Inc.
        MBIA      Municipal Bond Investors Assurance Corporation.
        XLCA      XL Capital Assurance Inc.

                        Geographic Summary of Investments
             Based on Market Value as a Percent of Total Investments
Alaska                                                                  3.1%
Arizona                                                                 2.3
California                                                              7.5
Florida                                                                 7.8
Georgia                                                                 3.6
Hawaii                                                                  3.5
Illinois                                                               11.3
Massachusetts                                                           1.1
Michigan                                                                1.7
Minnesota                                                               1.1
Mississippi                                                             1.1
Missouri                                                                3.2
Nevada                                                                  2.2
New Hampshire                                                           4.4
New Jersey                                                              3.3
New Mexico                                                              1.1
New York                                                               10.5
North Carolina                                                          1.1
Ohio                                                                    2.2
Pennsylvania                                                            7.1
Puerto Rico                                                             3.4
South Carolina                                                          1.1
Texas                                                                   8.7
Virginia                                                                5.4
Washington                                                              1.1
West Virginia                                                           1.1
Wisconsin                                                               1.1
Joint exemptions*                                                      (1.1)
                                                                       -----
Total                                                                  100.0%
                                                                       =====

-------------
* Joint exemptions have been included in each geographic location.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Bond Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2005

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

     1.   I have reviewed this report on Form N-Q of Morgan Stanley Insured
          Municipal Bond Trust;

     2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

          (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (b)  Omitted;

          (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
               conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

          (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
               registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2005
                                                           /s/ Ronald E. Robison
                                                           Ronald E. Robison
                                                           Principal Executive
                                                           Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

     1.   I have reviewed this report on Form N-Q of Morgan Stanley Insured
          Municipal Bond Trust

     2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

          (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (b)  Omitted;

          (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
               conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

          (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
               registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2005
                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer